ACCEL NETWORKS LLC	12 Months Ended
Dec. 31, 2015
Business Acquisition [Line Items]
ACQUISITION OF ACCEL NETWORKS LLC
Accel Networks LLC

On June 18, 2015, we acquired substantially all of the assets of Accel Networks LLC ("Accel") for cash consideration of $9.5 million, plus a maximum contingent consideration of $1.5 million under a performance-based earnout formula. Accel is a leader in managed cellular broadband technology and connectivity services in North America.

At acquisition date, we recognized the fair value of the contingent consideration at $0.8 million based on a weighted probability estimate of achievement of the earnout within the specified 12 month period of the contingent consideration. At December 31, 2015, management determined that the achievement of the earnout will not be attained and recorded the reversal of the fair value of the contingent consideration in acquisition-related costs.

We accounted for the transaction using the acquisition method and accordingly, we have recorded the tangible and intangible assets acquired and liabilities assumed on the basis of their respective fair values as at June 18, 2015. The excess of the purchase price over the final value assigned to the net assets acquired is recorded as goodwill.

Total consideration for the acquisition is as follows:

$
Cash	9,471
Contingent consideration	753
10,224

The following table summarizes the final values assigned to the assets acquired and liabilities assumed at the acquisition date:

$
Assets acquired
Accounts receivable	551
Prepaid and other assets	59
Inventory	133
Property and equipment	1,388
Identifiable intangible assets	5,499
Goodwill	3,706
11,336
Liabilities assumed
Accounts payable and accrued liabilities	1,034
Deferred revenue	78
Fair value of net assets acquired	10,224

The goodwill of $3.7 million resulting from the acquisition consists largely of the expectation that the acquisition will strengthen our Cloud and Connectivity Services segment.  Goodwill has been assigned to the Cloud and Connectivity Services segment and is deductible for tax purposes.

The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life	$
Brand	20 years	1,169
Customer relationships	10 years	2,352
Existing technology	5 years	1,978
		5,499

The amount of revenue of Accel included in our consolidated statements of operations from the acquisition date, through the period ended December 31, 2015, was $4.0 million. The amount of net loss of Accel included in our consolidated statements of operations for the aforementioned period was $0.3 million.

The acquisition had no significant impact on revenues and net earnings for the year ended December 31, 2015. There was also no significant impact on the Company's revenues and net income on a pro forma basis for all periods presented.